Restricted cash and other non-current assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Restricted cash and other non-current assets	Restricted cash and other non-current assets

	2021	2020
	(in € millions)
Restricted cash
Lease deposits and guarantees	51	48
Other	1	1
Other non-current assets	25	29
Total	77	78